UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  660 Madison Avenue, 17th Floor
          New York, New York 10065


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson                New York, New York           May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $49,855
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION  MNGRSS   SOLE    SHARED  NONE

ALLEGHENY ENERGY INC                  COM          017361106    4,591    198,123 SHS        SOLE                  198,123 0      0
ALLEGHENY ENERGY INC                  COM          017361106      181      7,800     CALL   SOLE                    7,800 0      0
ANNALY CAP MGMT INC                   COM          035710409    6,030    434,743 SHS        SOLE                  434,743 0      0
ASSISTED LIVING CONCPT NEV N          CL A         04544X102    4,276    315,318 SHS        SOLE                  315,318 0      0
BANK OF AMERICA CORPORATION           COM          060505104    4,701    689,200     PUT    SOLE                  689,200 0      0
BROADRIDGE FINL SOLUTIONS IN          COM          11133T103    5,838    313,736 SHS        SOLE                  313,736 0      0
CIT GROUP INC                   UNIT 99/99/9999    125581405      733    151,105 SHS        SOLE                  151,105 0      0
CIT GROUP INC                   8.75% PFD SER C    125581603    1,545     80,500 PRN        SOLE                   80,500 0      0
CITIGROUP INC                         COM          172967101      740    292,400     PUT    SOLE                  292,400 0      0
EBAY INC                              COM          278642103      733     58,393 SHS        SOLE                   58,393 0      0
FACET BIOTECH CORP                    SHS          30303Q103       95     10,000 SHS        SOLE                   10,000 0      0
MARKET VECTORS ETF TR            GOLD MINER ETF    57060U100    1,918     52,000 SHS        SOLE                   52,000 0      0
SPDR TR                            UNIT SER 1      78462F103    3,181     40,000     PUT    SOLE                   40,000 0      0
SPDR GOLD TRUST                     GOLD SHS       78463V107    3,041     33,690 SHS        SOLE                   33,690 0      0
TRANSOCEAN LTD                       REG SHS       H8817H100    1,799     30,567 SHS        SOLE                   30,567 0      0
TRANSOCEAN INC                  NOTE 1.625% 12/1   893830AU3    1,854  2,000,000 PRN        SOLE                2,000,000 0      0
TRANSOCEAN INC                  NOTE 1.500% 12/1   893830AV1      867  1,000,000 PRN        SOLE                  100,000 0      0
US BANCORP DEL                      COM NEW        902973304    1,110     76,000 SHS        SOLE                   76,000 0      0
US BANCORP DEL                      COM NEW        902973304    1,973    135,000     CALL   SOLE                  135,000 0      0
WEBMD HEALTH CORP               NOTE 1.750% 6/1    94769MAE5    1,865  1,000,000 PRN        SOLE                  196,100 0      0
WELLS FARGO & CO NEW             PERP PFD CNV A    949746804    2,787      5,819 SHS        SOLE                    5,819 0      0
                                                               49,858

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